UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Bond Fund

2.28.2006

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 55.26%					$591,229,631
(Cost $593,867,859)

Advertising 0.05%					495,781

R.H. Donnelley Corp.,
Sr Note (S)	8.875	01-15-16	B	475	495,781

Agricultural Products 0.41%					4,339,147

Corn Products International, Inc.,
Sr Note	8.450	08-15-09	BBB-	3,985	4,339,147

Airlines 0.46%					4,969,215

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	1,593	1,606,619
Pass Thru Ctf Ser 2000-2 Class A-1	7.707	04-02-21	BBB	1,895	1,963,383
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	BB-	1,516	1,398,633
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	5,800	580

Asset Management & Custody Banks 0.39%					4,143,340

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (L)(S)	5.260	12-29-49	AA	4,230	4,143,340

Auto Parts & Equipment 0.40%					4,297,206

ERAC USA Finance Co.,
Bond (S)	5.900	11-15-15	A-	2,115	2,145,837
Note (S)	7.950	12-15-09	BBB+	1,985	2,151,369

Broadcasting & Cable TV 1.54%					16,475,327

BSKYB Finance UK Plc,
Gtd Sr Note (United Kingdom) (S)	6.500	10-15-35	BBB	2,020	2,020,604
Clear Channel Communications, Inc.,
Note	5.500	09-15-14	BBB-	1,900	1,795,162
Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	1,860	1,866,919
Cox Communications, Inc.,
Floating Rate Note (P)	5.039	12-14-07	BBB-	1,460	1,469,573
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	1,635	1,814,850
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,560	1,673,100
TCI Communications, Inc.,
Deb	9.800	02-01-12	BBB	1,990	2,373,063
XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	1,279	1,429,283
Sr Sec Disc Note	14.000	12-31-09	CCC+	1,895	2,032,773

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Casinos & Gaming 1.33%					14,205,861

Caesars Entertainment, Inc.
Sr Note	7.000	04-15-13	BBB-	2,360	2,497,324
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11-15-13	BB-	570	587,100
Jacob's Entertainment, Inc.,
Sr Sec Note (B)	11.875	02-01-09	B	3,235	3,446,116
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,655	1,634,313
Majestic Star LLC/Cap II,
Sr Sec Note (S)	9.750	01-15-11	B-	1,055	1,084,013
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	1,250	1,231,975
Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08-15-14	B+	1,050	1,081,500
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	1,595	1,708,644
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	883	934,876

Commodity Chemicals 0.47%					4,996,262

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	2,320	2,366,400
RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	2,605	2,629,862

Computer Hardware 0.16%					1,758,924

Activant Solutions, Inc.,
Sr Floating Rate Note (P)(S)	10.530	04-01-10	B+	500	512,500
Pioneer Standard Electronics, Inc.,
Sr Note	9.500	08-01-06	BB-	1,235	1,246,424

Construction Materials 0.16%					1,677,500

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	1,525	1,677,500

Consumer Finance 1.73%					18,519,382

American General Finance Corp.,
Med Term Note Ser I	4.875	07-15-12	A+	3,965	3,840,360
Ford Motor Credit Co.,
Floating Rate Note (P)	5.700	11-16-06	BB+	4,825	4,776,890
General Motors Acceptance Corp.,
Note (L)	6.750	12-01-14	BB	1,155	1,020,371
Household Finance Corp.,
Note	6.375	10-15-11	A	1,785	1,868,197
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11-30-35	BBB+	2,600	2,613,866
HSBC Finance Corp.,
Sr Note	6.750	05-15-11	A	4,140	4,399,698

John Hancock
Bond Fund
Securities owned by the Fund on

February 28, 2006 (unaudited)

Department Stores 0.29%					3,096,470

J.C. Penney Co., Inc.,
Deb	8.125	04-01-27	BB+	880	921,800
Deb	7.950	04-01-17	BB+	1,855	2,174,670

Diversified Banks 1.47%					15,736,724

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	4,420	4,660,373
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15
then variable) (Japan) (S)	5.506	12-29-49	Baa2	2,780	2,694,576
HBOS Plc,
Perpetual Bond (6.413% to 10-01-35 then
variable) (United Kingdom)	6.413	09-29-49	A	3,410	3,421,492
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)	7.648	08-29-49	A	4,140	4,960,283

Diversified Commercial Services 0.37%					3,935,485

Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	2,295	2,100,485
Sotheby's Holdings, Inc.,
Note	6.875	02-01-09	BB-	1,835	1,835,000

Diversified Financial Services 0.58%					6,167,241

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	1,340	1,278,250
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	4,555	4,888,991

Diversified Metals & Mining 0.20%					2,155,000

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	10.125	02-01-10	B+	2,000	2,155,000

Electric Utilities 6.56%					70,180,716

AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A (L)	9.000	01-02-17	BB+	3,708	4,195,605
Arizona Public Service Co.,
Note	5.800	06-30-14	BBB-	1,235	1,244,854
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	3,919	4,514,374
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	6,387	7,432,999
Duke Energy Corp.,
Note	7.000	10-15-06	BBB-	1,225	1,232,634
East Coast Power LLC,
Sr Sec Note Ser B	7.066	03-31-12	BBB-	3,062	3,134,375
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	1,920	2,132,940
Entergy Gulf States, Inc.,
1st Mtg Note	5.700	06-01-15	BBB+	1,355	1,321,901

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	2,895	3,162,617
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,472	1,576,202
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	3,000	3,322,500
Kansas Gas & Electric Co.,
Bond	5.647	03-29-21	BB-	1,910	1,875,009
Midland Funding Corp. II,
Lease Obligation Bond Ser B	13.250	07-23-06	BB-	4,002	4,098,200
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	2,445	2,750,946
Nevada Power Co.,
Gen Ref Mtg Note (S)	5.950	03-15-16	BB	1,310	1,316,152
NRG Energy, Inc.,
Sr Note (L)	7.250	02-01-14	B-	1,880	1,927,000
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB	2,370	2,484,632
Sr Floating Rate Note (P)	5.035	06-01-10	BBB	1,135	1,140,239
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	213	246,183
PPL Energy Supply LLC,
Sr Note Ser A	6.400	11-01-11	BBB	2,645	2,761,695
Progress Energy, Inc.,
Sr Note	5.625	01-15-16	BBB-	880	878,484
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	2,630	2,514,665
Texas-New Mexico Power Co.,
Sr Note	6.125	06-01-08	BBB	3,350	3,385,865
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	2,735	2,753,989
TXU Australia Holdings, LP,
Sr Note (Australia)	6.750	12-01-06	A-	1,650	1,667,492
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	4,974	5,234,896
Westar Energy, Inc.,
1st Mtg Bond	5.950	01-01-35	BBB-	1,915	1,874,268

Electrical Components & Equipment 0.23%					2,504,783

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	2,425	2,504,783

Food Retail 0.80%					8,562,300

Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1	7.820	01-02-20	BB	3,878	4,150,267
Delhaize America, Inc.,
Gtd Note	9.000	04-15-31	BB+	1,575	1,879,525
Food Lion, Inc.,
Note	8.730	08-30-06	BB+	2,500	2,532,508

Gas Utilities 0.79%					8,432,088

Energy Transfer Partners,
Gtd Sr Note (G)	5.950	02-01-15	BBB-	3,040	3,052,315

John Hancock
Bond Fund
Securities owned by the Fund on

February 28, 2006 (unaudited)

Kinder Morgan Finance, Co.,
Gtd Sr Note	6.400	01-05-36	BBB	2,250	2,320,891
KN Capital Trust I,
Gtd Cap Security Ser B	8.560	04-15-27	BB+	1,030	1,096,179
NorAm Energy Corp.,
Deb	6.500	02-01-08	BBB	1,925	1,962,703

Health Care Facilities 0.17%					1,875,067

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	1,855	1,875,067

Health Care Services 0.45%					4,829,590

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	2,210	2,235,603
WellPoint, Inc.,
Bond	5.250	01-15-16	BBB+	2,630	2,593,987

Hotels, Resorts & Cruise Lines 0.26%					2,739,464

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	2,705	2,739,464

Industrial Conglomerates 0.51%					5,408,661

General Electric Co.,
Note	5.000	02-01-13	AAA	5,465	5,408,661

Industrial Machinery 0.55%					5,858,765

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	2,960	3,191,863
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	2,614	2,666,902

Integrated Oil & Gas 0.26%					2,800,250

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	2,435	2,800,250

Integrated Telecommunication Services 0.65%					6,997,309

AT&T Corp.,
Gtd Sr Note	9.750	11-15-31	A	3,400	4,254,168
Intelsat Ltd,
Floating Rate Sr Note (Bermuda) (P)(S)	9.614	01-15-12	B+	1,000	1,020,000
Verizon Global Funding Corp.,
Bond	5.850	09-15-35	A	1,825	1,723,141

Investment Banking & Brokerage 0.61%					6,503,279

Goldman Sachs Group, Inc. (The),
Sr Note	5.350	01-15-16	A+	2,770	2,740,779
Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	3,500	3,762,500

Leisure Facilities 0.13%					1,372,063

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	1,450	1,372,063

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Life & Health Insurance 0.64%					6,825,349

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	2,205	2,218,285
Phoenix Life Insurance Co.,
Note (S)	7.150	12-15-34	BBB+	1,920	2,044,696
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	2,585	2,562,368

Marine 0.26%					2,827,911

CMA CGM S.A.,
Sr Note (France) (S)	7.250	02-01-13	BB+	2,790	2,827,911

Meat, Poultry & Fish 0.53%					5,681,831

American Seafood Group LLC,
Gtd Sr Sub Note	10.125	04-15-10	B-	2,955	3,113,831
ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08, then
11.500%) (O)	Zero	11-01-11	B-	3,200	2,568,000

Metal & Glass Containers 0.16%					1,749,000

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,650	1,749,000

Metal & Mining 0.12%					1,291,005

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	1,320	1,291,005

Multi-Line Insurance 1.14%					12,199,750

American International Group,
Note (S)	5.050	10-01-15	AA	3,000	2,907,798
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)	7.625	11-15-23	AA	3,150	3,872,273
New York Life Insurance Co.,
Note (S)	5.875	05-15-33	AA-	3,185	3,298,892
Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A-	1,975	2,120,787

Multi-Media 0.37%					3,997,087

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB-	3,000	3,561,462
Quebecor Media, Inc.,
Sr Note (Canada) (S)	7.750	03-15-16	B	425	435,625

Multi-Utilities & Unregulated Power 0.96%					10,234,638

East Coast Power LLC,
Sr Sec Note	6.737	03-31-08	BBB-	183	184,739
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,600	2,669,668
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BB+	653	697,714
Sr Sec Note Ser C	7.840	05-30-10	BB+	6,476	6,682,517

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Oil & Gas Refining, Marketing & Transportation 0.59%					6,265,321

Enterprise Products Operating L.P.,
Gtd Sr Note Ser B	6.375	02-01-13	BB+	4,765	4,957,139
Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB-	1,175	1,308,182

Oil & Gas Drilling 0.15%					1,582,430

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	1,627	1,582,430

Oil & Gas Exploration & Production 0.12%					1,326,710

Talisman Energy, Inc.,
Note (Canada)	5.850	02-01-37	BBB+	1,330	1,326,710

Packaged Foods & Meats 0.11%					1,137,737

General Foods Corp.,
Deb	7.000	06-15-11	A-	1,145	1,137,737

Paper Packaging 0.33%					3,587,431

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	1,690	1,770,275
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	1,775	1,817,156

Paper Products 0.15%					1,572,711

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	1,570	1,572,711

Pharmaceuticals 0.51%					5,477,275

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	2,380	2,594,919
Wyeth,
Note	5.500	02-15-16	A	2,865	2,882,356

Property & Casualty Insurance 0.56%					6,022,615

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	2,380	2,576,314
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	1,700	1,805,929
URC Holdings Corp.,
Sr Note (S)	7.875	06-30-06	AA-	1,630	1,640,372

Real Estate Investment Trusts 0.79%					8,470,647

American Health Properties, Inc.,
Note	7.500	01-15-07	BBB+	2,380	2,427,169
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	2,515	2,764,823
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	1,525	1,524,768
ProLogis Trust,
Note	7.050	07-15-06	BBB+	1,745	1,753,887

John Hancock Bond Fund Securities owned by the Fund on February 28, 2006 (unaudited)

Real Estate Management & Development 0.21%					2,210,350

Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to 09-30-07
then variable) (S)	7.640	12-29-49	A	2,140	2,210,350

Regional Banks 1.32%					14,134,300

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)	7.700	12-31-26	A	1,060	1,116,624
Colonial Bank N.A.,
Sub Note	6.375	12-01-15	BBB-	2,813	2,873,986
Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security Ser B (G)	8.900	12-01-27	A3	2,380	2,581,605
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	3,030	3,230,413
State Street Institutional Capital Trust,
Gtd Cap Security Ser A (S)	7.940	12-30-26	A	1,325	1,398,155
Wachovia Capital Trust II,
Gtd Floating Rate Cap Security (P)	5.100	01-15-27	A-	3,050	2,933,517

Soft Drinks 0.15%					1,622,250

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,545	1,622,250

Specialized Finance 1.09%					11,658,600

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,640	3,855,670
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	6.549	02-15-12	Baa3	2,285	2,297,275
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,837	4,012,877
Humpuss Funding Corp.,
Gtd Note (S)	7.720	12-15-09	B2	1,515	1,492,778

Specialty Chemicals 0.14%					1,541,138

NOVA Chemicals Ltd,
Note (Canada)	7.875	09-15-25	BB+	1,545	1,541,138

Steel 0.11%					1,163,250

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	1,175	1,163,250

Telecommunications Equipment 0.55%					5,876,524

Corning, Inc.,
Med Term Note	8.300	04-04-25	Ba2	4,230	4,387,390
Note	6.050	06-15-15	BBB-	1,515	1,489,134

Thrifts & Mortgage Finance 20.68%					221,244,781

American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2005-4 Class 5A (P)	5.350	11-25-45	AAA	6,871	6,809,711

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4 Class A5A	4.933	07-10-45	AAA	1,870	1,820,915
Mtg Pass Thru Ctf Ser 2005-6 Class A4	5.182	09-10-47	AAA	3,990	3,974,970
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1	5.904	02-01-36	AAA	4,888	4,921,414
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-12
Class 22A1 (P)	5.761	02-25-36	AAA	4,733	4,756,964
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.362	04-25-35	AA+	1,888	1,845,670
Mtg Pass Thru Ctf Ser 2006-1 Class 23A1	5.695	02-25-36	AAA	4,890	4,880,831
Bear Stearns Commercial Mortgage Securities,
Inc.,
Mtg Pass Thru Ctf Ser 2005-T20
Class A4A (P)	5.156	10-12-42	Aaa	1,965	1,955,618
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	5,421	5,323,489
Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1 Class A4	5.225	07-15-44	AAA	2,795	2,797,124
Mtg Pass Thru Ctf Ser 2005-CD1 Class C	5.225	07-15-44	AA	1,335	1,322,307
Citicorp Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-20	Aaa	6,160	6,034,316
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	3,177	3,130,635
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A	5.910	12-25-35	AAA	4,844	4,860,601
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	658	680,008
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB Class 1A1	6.000	11-25-34	AAA	4,108	4,118,668
Mtg Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	3,085	3,022,580
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	2,437	2,476,214
CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2005-5 Class 1A1	5.000	07-25-20	AAA	2,924	2,841,081
Mtg Pass Thru Ctf Ser 2003-25 Class 2A1	4.500	10-25-18	AAA	2,325	2,164,893
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.241	12-25-34	AA	1,442	1,422,411
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	3,495	3,495,000
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,820	1,775,213
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,705	1,708,730
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	3,880	3,921,099
GMAC Mortgage Corporation Loan Trust
Mtg Pass Thru Ctf Ser 2006-AR1 Class 2A1	5.667	02-01-36	AAA	4,720	4,710,781
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2003-C2 Class A-2	4.022	01-05-36	AAA	2,410	2,328,518
Mtg Pass Thru Ctf Ser 2005-GG5 Class A2	5.117	11-10-10	AAA	5,650	5,626,541
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.518	08-25-34	AA	3,216	3,170,513
Mtg Pass Thru Ctf Ser 2005-5F Class 6A1	5.000	05-25-20	AAA	3,102	3,026,099
Mtg Pass Thru Ctf Ser 2005-8F Class 6A1	4.500	10-25-20	AAA	3,305	3,200,657
Mtg Pass Thru Ctf Ser 2006-AR1 Class 3A1	5.436	01-25-36	AAA	7,596	7,525,906

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (M)	6.223	02-01-36	AAA	4,680	4,726,800
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	2,180	2,149,098
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.431	05-25-35	AA	2,357	2,313,516
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	3,995	3,892,959
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	2,126	2,070,492
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	4,638	4,761,819
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	4,743	4,708,190
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2006-A1 Class 4A1	6.092	03-25-36	AAA	5,805	5,844,242
Lehman Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class 6A1	5.000	11-25-20	AAA	4,347	4,255,900
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1 Class A6	5.245	11-12-37	AAA	3,685	3,689,569
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4	5.205	11-14-42	AAA	3,765	3,760,420
Mtg Pass Thru Ctf Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	5,270	5,237,766
Morgan Stanley Loan Trust,
Mtg Pass Thru Ctf Ser 2006-3AR Class 3A1	6.120	03-25-36	AAA	6,400	6,451,750
Prime Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 1A2	5.000	07-25-20	Aaa	7,078	6,928,869
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.369	05-25-35	AAA	1,458	1,415,881
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2004-4 Class AF2	3.856	02-25-35	AAA	2,930	2,905,082
Mtg Pass Thru Ctf Ser 2005-2 Class AF3	4.499	08-25-35	AAA	3,005	2,941,197
Mtg Pass Thru Ctf Ser 2005-2 Class AF4	4.934	08-25-35	AAA	2,855	2,768,000
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2006-QA1 Class A31	6.305	01-25-36	AAA	6,555	6,619,782
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	6.020	12-25-35	AAA	4,628	4,651,315
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2003-RS10 Class AI-5	4.910	01-25-31	AAA	4,595	4,566,293
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class A (S)	5.369	11-15-35	Aaa	1,310	1,306,217
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	1,300	1,298,327
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	500	502,891
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	600	606,942
Specialty Underwriting & Residential Finance
Trust,
Mtg Pass Thru Ctf Ser 2003 BC4 Class A3B	4.788	11-25-34	AAA	3,462	3,425,189
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	3,840	4,112,763
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	3,602	3,659,229
Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	3,138	3,083,960
Mtg Pass Thru Ctf Ser 2005-AR2
Class 3A1 (P)	4.947	03-25-35	Aaa	5,035	4,940,846

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Utilities Other 0.25%					2,712,396

Magellan Midstream Partners, L.P.,
Note	6.450	06-01-14	BBB	2,570	2,712,396

Wireless Telecommunication Services 1.29%					13,783,394

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,905	1,909,174
AT&T Wireless Services, Inc.,
Sr Note	8.125	05-01-12	A	1,700	1,947,818
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class A	4.643	06-15-35	Aaa	2,565	2,495,308
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	2,960	2,883,790
Nextel Communications, Inc.,
Sr Note Ser F	5.950	03-15-14	BB	3,000	3,015,441
Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	B+	1,435	1,531,863

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.23%					$2,514,344
(Cost $2,501,000)

Agricultural Products 0.23%					2,514,344

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	30,500	2,514,344

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 44.47%					$475,755,597
(Cost $479,035,599)

Government U.S. 10.84%					115,944,632

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	44,705	57,044,295
Bond (L)	5.375	02-15-31	AAA	8,175	9,100,116
Bond (L)	4.500	02-15-36	AAA	11,045	11,038,958
Bond (L)	4.500	02-15-16	AAA	3,305	3,292,606
Inflation Indexed Note (L)	3.500	01-15-11	AAA	12,819	13,765,753
Note (L)	4.250	11-15-13	AAA	22,230	21,702,904

Government U.S. Agency 33.63%					359,810,965

Federal Home Loan Bank,
Bond	5.125	11-01-10	AAA	1,695	1,683,454
Bond	5.020	11-07-08	AAA	3,065	3,053,181
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	77	81,532
30 Yr Adj Rate Pass Thru Ctf	5.285	12-01-35	AAA	9,466	9,362,674
30 Yr Pass Thru Ctf	6.000	01-01-36	AAA	23,221	23,451,787
30 Yr Pass Thru Ctf	5.168	11-01-35	AAA	9,813	9,671,298
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	10,899	10,564,211
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,249	1,210,828
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,690	2,721,984
CMO REMIC 2640-WA (G)	3.500	03-15-33	AAA	1,456	1,396,070

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

CMO REMIC 3033-JH (G)	5.000	06-15-32	AAA	6,274	6,174,133
CMO REMIC 3046-BA (G)	5.000	10-15-24	AAA	7,250	7,131,442
Med Term Note	4.875	10-04-10	AAA	5,810	5,769,225
Note	5.300	11-17-10	AAA	5,835	5,810,826
Note	5.100	11-14-08	AAA	9,000	8,978,877
Note	4.900	11-03-08	AAA	7,140	7,090,570
Note	4.750	10-17-08	AAA	5,895	5,837,972
Note	4.625	08-22-08	AAA	4,805	4,765,263
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	699	754,872
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	70	70,756
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	157	160,862
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	705	727,109
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	174	179,592
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,897	1,905,987
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	11,486	11,542,173
15 Yr Pass Thru Ctf	5.000	05-01-18	AAA	7,778	7,689,344
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	10,158	10,026,830
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	16,684	16,473,303
15 Yr Pass Thru Ctf	5.000	11-01-20	AAA	1,418	1,399,313
15 Yr Pass Thru Ctf	4.500	05-01-18	AAA	8,187	7,973,864
15 Yr Pass Thru Ctf	4.500	10-01-18	AAA	18,625	18,138,901
30 Yr Adj Rate Pass Thru Ctf	5.000	08-01-35	AAA	6,523	6,338,506
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	793	800,830
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	14,543	14,680,677
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	518	522,910
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	54,905	54,516,263
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	4,000	3,964,241
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	17,165	17,011,811
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	5,466	5,311,186
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	10,621	10,320,596
30 Yr Pass Thru Ctf	4.500	09-01-35	AAA	9,773	9,202,959
CMO REMIC 2003-33-AC (G)	4.250	03-25-33	AAA	1,196	1,148,840
CMO REMIC 2003-49-JE (G)	3.000	04-25-33	AAA	3,327	2,980,464
CMO REMIC 2003-58-AD (G)	3.250	07-25-33	AAA	3,271	3,002,034
CMO REMIC 2003-63-PE (G)	3.500	07-25-33	AAA	2,677	2,454,152
Note (L)	5.125	12-15-08	AAA	12,010	11,976,144
Note	5.000	11-14-08	AAA	6,175	6,155,925
Note (L)	5.000	04-19-10	AAA	4,765	4,764,504
Note (L)	4.750	08-25-08	AAA	6,580	6,539,230
Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,276,718
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	25	27,546
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	35	38,769
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	12	12,831
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	38	41,541
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	10	11,319
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	53	58,749
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	22	24,503
CMO REMIC 2003-42-XA	3.750	05-16-33	AAA	883	829,484

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 0.04%			$399,000
(Cost $399,000)

Joint Repurchase Agreement 0.04%			399,000

Investment in a joint repurchase agreement
transaction with Bank of America - Dated
2-28-06 due 3-1-06 (secured by U.S. Treasury
Inflation Indexed Bonds 1.125% due 1-15-15 and
2.375% due 1-15-25, U.S. Treasury Inflation
Indexed Note 3.875% due 4-15-29 and U.S. STRIPS
due 11-15-21)	4.520	399	399,000
		Shares

Total investments 100.00%			$1,069,898,572

John Hancock

Bond Fund

Footnotes to Schedule of Investments February 28, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of February 28, 2006.

(M) This security having an aggregate value of $4,726,8000, or 0.44% of the Fund's net assets, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment.

Accordingly, the market value of $4,865,293 of Federal National Mortgage Assn., 5.500%, 5-1-35 has been segregated to cover the forward commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $98,147,087 or 9.17% of the Fund's total investments as of February 28, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2006, including short-term investments, was $1,075,803,458.
Gross unrealized appreciation and depreciation of investments aggregated $12,198,702 and $18,103,588, respectively, resulting in net unrealized depreciation of $5,904,886.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q3 2/06
4/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: April 24, 2006